Cash ,Cash Equivalents and Short-Term Bank Deposits (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Summary of Cash ,Cash Equivalents and Short-Term Bank Deposits

	December 31, 2021	December 31, 2020
Short-term deposits	86,718	59,331
Current bank accounts	18,485	43,749
Cash in transit	2,803	606
Petty cash	31	16

Cash and cash equivalents	108,037	103,702

Short-term bank deposits with maturity exceeding 3 months	17,954	22

Cash, cash equivalents and short-term bank deposits	125,991	103,724